Pension and Other Employee Benefit Plans (Fair Value of Plan Assets by Asset Category) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts		¥ 2,405,730	[1]	¥ 2,200,812	[1]	¥ 2,082,996
Equity securities | Common stocks | Japan
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	[2]	1,330,000		1,162,000
Trust for Benefit of Employees | Equity securities | Common stocks | Japan
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts		¥ 1,330,000		¥ 1,162,000

[1]	In accordance with ASC 820, certain plan assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.
[2]	This class represents equity securities held in the employee retirement benefit trusts of ¥1,162 billion and ¥1,330 billion carried at fair value at March 31, 2017 and 2018, respectively, which are well-diversified across industries.